WESMARK FUNDS

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                   May 2, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  WESMARK FUNDS (the "Trust")
            WesMark Growth Fund
            WesMark Balanced Fund
            WesMark Bond Fund
            WesMark West Virginia Municipal Bond Fund
            (collectively, the "Funds")
           1933 Act File No. 333-16157
           1940 ACT FILE NO. 811-07925

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated April 30, 2000, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed Rule 485(b) on April 28, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-7403.

                                          Very truly yours,



                                          /s/ C. Todd Gibson
                                          C. Todd Gibson
                                          Assistant Secretary